Stock options and stock awards	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Stock options and stock awards

Note 10 – Stock options and stock awards:

Stock Options and Stock Awards

In the fiscal year ending July 31, 2007, the Company’s Board of Directors and shareholders approved the Company’s Stock Option and Stock Award Plan [the “2007 Plan”] for up to 2,700,000 options. The 2007 Plan provides for the granting of restricted stock awards and options to purchase common stock in the Company to officers, directors, employees, and consultants. Pursuant to the 2007 Plan, options are granted at $2.25 and have a term not to exceed five years. All options and awards are subject to vesting over a two year period from the date of grant with an 50% of the total number of options granted vesting on each of the one and two year anniversary of the original grant date. On May 26, 2009, the Company’s Board of Directors approved, and on September 2009 the shareholders approved, that the stock options as previously granted under the 2007 Plan were to be re-priced at $0.40 per share, which action was undertaken.  Each of the Company’s named executive officers, Mr. Walchuk and Mr. Soursos, were granted a total of 500,000 five year stock options effective May 26, 2008 vesting as to 250,000 shares on the first anniversary of the grant date and 250,000 shares on the second anniversary of the grant date.  Concurrent with the re-pricing of the options granted under the 2007 Plan, a total of 500,000 stock options granted to each of Mr. Walchuk and Mr. Soursos are available for exercise at $0.40 per share until May 25, 2013.

On May 26, 2009, the Company’s Board of Directors approved the Company’s 2009 Stock Option and Stock Award Plan [the “2009 Plan”] providing for 2,700,000 options. The Plan was subsequently approved by shareholders in September 2009. The 2009 Plan is intended to further align the interests of employees, consultants and directors with those of the shareholders by providing incentive compensation opportunities tied to the performance of the Common. The Plan is also intended to advance the interests of the Company and its shareholders by attracting, retaining and motivating key personnel upon whose judgment, initiative and effort the successful conduct of the Company’s business is largely dependent. Pursuant to the 2009 Plan, the pricing of options is left to the discretion of the appointed administrator..  The following table summarizes information concerning stock options outstanding as of July 31, 2011:

For the year ended
	July 31, 2011		July 31, 2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of the year	2,015,000	$0.40	2,015,000	$0.40
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or cancelled	-	-	-	-
Outstanding at end of year	2,015,000	$0.40	2,015,000	$0.40

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$0.40	1,565,000	1.81	1,565,000
$0.40	450,000	2.81	450,000
Total	2,015,000	2.04	2,015,000

If not previously exercised or canceled, options outstanding at July 31, 2011 will expire as follows:

	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2013	$0.40	$0.40	1,565,000	$0.40
Year Ending July 31, 2014	$0.40	$0.40	450,000	$0.40

Valuation Assumptions

The Company uses the Black-Scholes option-pricing model (“Black-Scholes model”) to determine the fair value of stock options as of the grant date. The fair value of stock options under the Black-Scholes model requires management to make assumptions regarding projected employee stock option exercise behaviors, risk-free interest rates, volatility of the Company’s stock price and expected dividends.

The expense recognized for options granted under the 2007 Plan is equal to the fair value of stock options as of the grant date. The following table presents the range of the weighted average fair value of options granted to directors and employees and the related assumptions used in the Black-Scholes model for stock option grants made during fiscal years 2009, 2008 and 2007:

	Options Granted
	2011	2010	2009	2008
Fair value of options granted	-	-	$0.20	$1.80
Assumptions used:
Expected life (years) (1)	-	-	2.50 – 3.00	1.50 – 3.50
Risk free interest rate (2)	-	-	2.30%	2.43% - 2.69%
Volatility (3)	-	-	199.91%	120.02%
Dividend yield (4)	-	-	0.00%	0.00%

(1)	Expected life: The expected term of options granted is determined using the “shortcut” method allowed by SAB No.107. Under this approach, the expected term is presumed to be the mid-point between the vesting date and the end of the contractual term.

(2)	Risk-free interest rate: The rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected life of the options.

(3)	Volatility: The expected volatility of the Company’s common stock is calculated by using the historical daily volatility of the Company’s stock price calculated over a period of time representative of the expected life of the options.

(4)	Dividend yield: The dividend yield rate is not considered in the model, as the Company has not established a dividend policy for the stock.